Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

NOTE 5 — Share-Based Compensation

The Company recognizes compensation expense for all share-based compensation awards made to employees and directors based on the fair value of the awards on the date of grant. A summary of the Company’s share-based compensation plans is presented below.

Equity Award Plans

The Company has adopted several equity award plans, all of which have been approved by the Company’s shareholders, which authorize the granting of options, restricted shares, restricted stock units and other forms of equity awards of the Company’s ordinary shares, subject to certain conditions. At December 31, 2013, the Company had reserved 10.2 million of its ordinary shares for issuance of share-based compensation awards under the Company’s equity award plans, which includes 1.3 million shares reserved under the Warner Chilcott plan.

Option award plans require options to be granted at the fair value of the shares underlying the options at the date of the grant and generally become exercisable over periods ranging from three to five years. Each option granted expires ten years from the date of grant. During the year ended December 31, 2013, the Company issued 225,000 stock options with an aggregate fair value of $4.9 million. The grant date fair value of options is based on a Black-Scholes grant date fair value of $21.63 per share. There were no option grants during the years ended December 31, 2012 and 2011. The Compensation Committee of the Board of Directors authorized and issued restricted stock and restricted stock units to the Company’s employees, including its executive officers and certain non-employee directors (the “Participants”) under the Company’s equity compensation plans. Restricted stock awards are grants that entitle the holder to shares of Ordinary Shares, subject to certain terms. Restricted stock unit awards are grants that entitle the holder the right to receive an Ordinary Share, subject to certain terms. Restricted stock and restricted stock unit awards (both time-based vesting and performance-based vesting) generally have restrictions eliminated over a one to four year vesting period. Restrictions generally lapse for non-employee directors after one year. Certain restricted stock units are performance-based awards issued at a target number with the actual number of restricted shares issued ranging based on achievement of the performance criteria.

During the year-ended December 31, 2013, the Company incurred $45.4 million of stock-based compensation relating to the Warner Chilcott Acquisition. These costs included the immediate vesting of outstanding equity for certain employees on October 1, 2013, as well as the recognition of compensation over the remaining vesting period for severed employees.

Fair Value Assumptions

The Company has granted equity-based incentives to its employees comprised of restricted stock and restricted stock units. All restricted stock and restricted stock units (whether time-based vesting or performance-based vesting), are granted and expensed, using the closing market price per share on the applicable grant date, over the applicable vesting period. Non-qualified options to purchase ordinary shares were granted to employees at exercise prices per share equal to the closing market price per share on the date of grant. The fair value of non-qualified options was determined on the applicable grant dates using the Black-Scholes method of valuation and that amount was recognized as an expense over the four year vesting period.

Share-Based Compensation Expense

Share-based compensation expense recognized in the Company’s results of operations for the years ended December 31, 2013, 2012 and 2011 was $133.6 million (including $1.5 million of non-equity settled awards), $48.8 million (including $0.7 million of non-equity settled awards) and $39.8 million, respectively (related tax benefits were $44.4 million, $17.7 million and $14.4 million, respectively). Unrecognized future stock-based compensation expense was $75.3 million as of December 31, 2013. This amount will be recognized as an expense over a remaining weighted average period of 1.9 years. Stock-based compensation is being amortized and charged to operations over the same period as the restrictions are eliminated for the Participants, which is generally on a straight-line basis.

Share Activity

The following is a summary of equity award activity for unvested restricted stock and stock units in the period from December 31, 2012 through December 31, 2013:

(in millions, except per share data)	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Grant Date Fair Value
Restricted shares outstanding at December 31, 2012	2.6	$52.88	1.4	$137.5
Assumed in the Warner Chilcott Acquisition	0.4	144.00		57.6
Granted	0.9	84.48		76.0
Vested	(1.8)	(58.71)		(105.7)
Cancelled	(0.2)	(66.06)		(13.2)

Restricted shares outstanding at December 31, 2013	1.9	$80.12	1.4	$152.2

The following is a summary of equity award activity for non-qualified options to purchase ordinary shares in the period from December 31, 2012 through December 31, 2013:

(in millions, except per share data)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	1.1	$31.50
Assumed in the Warner Chilcott Acquisition	0.2	63.11
Granted	0.2	86.86
Exercised	(1.0)	44.78
Cancelled	(0.1)	39.72

Outstanding, December 31, 2013	0.4	$43.50	3.4	$54.5

Vested and expected to vest at December 31, 2013	0.4	$40.35	3.1	$52.5

In addition to the awards discussed above, the Company also grants deminimis awards to be settled in cash due to local statutory requirements.